Performance Management	Dec. 31, 2025
Calvert Emerging Markets Focused Growth Fund | Calvert Emerging Markets Focused Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance for certain periods would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	June 30, 2025	16.12%
Low Quarter	December 31, 2024	-10.23%

Performance Table Heading	Average Annual Total Return (for the calendar periods ended December 31, 2025)
Performance Table Does Reflect Sales Loads	These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance [Table]

	One Year	Life of Fund
Class A Return Before Taxes	11.68%	9.40%
Class A Return After Taxes on Distributions	9.89%	8.74%
Class A Return After Taxes on Distributions and Sale of Class A Shares	8.96%	7.72%
Class C Return Before Taxes	15.99%	10.86%
Class I Return Before Taxes	18.14%	11.94%
Class R6 Return Before Taxes	18.24%	11.98%
MSCI Emerging Markets Index (reflects net dividends, which reflect the deduction of withholding taxes)	33.57%	18.76%

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects net dividends, which reflect the deduction of withholding taxes
Performance Table Closing [Text Block]
These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. The Fund commenced operations on May 31, 2023. Investors cannot invest directly in an Index.
Source for  MSCI Emerging Markets Index: MSCI. MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Availability Website Address [Text]	www.calvert.com
Calvert Emerging Markets Focused Growth Fund | Calvert Emerging Markets Focused Growth Fund | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	16.12%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(10.23%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Calvert Flexible Bond Fund - Classes A,C,I & R6 | Calvert Flexible Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the ICE® BofA® 3-Month U.S. Treasury Bill Index to the Bloomberg US Universal Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index in the table provides a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
CRM became the investment adviser to the Fund on December 31, 2016. Performance for periods reflected prior to such date is that of the Fund’s former investment adviser. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance for certain periods would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the ICE® BofA® 3-Month U.S. Treasury Bill Index to the Bloomberg US Universal Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index in the table provides a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	June 30, 2020	6.50%
Low Quarter	March 31, 2020	-9.24%

Performance Table Heading	Average Annual Total Return (for the calendar periods ended December 31, 2025)
Performance Table Does Reflect Sales Loads	These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance [Table]

	One Year	Five Years	Ten Years
Class A Return Before Taxes	4.45%	3.69%	3.84%
Class A Return After Taxes on Distributions	2.45%	1.81%	2.21%
Class A Return After Taxes on Distributions and Sale of Class A Shares	2.60%	2.02%	2.24%
Class C Return Before Taxes	6.16%	3.60%	3.57%
Class I Return Before Taxes	8.24%	4.63%	4.49%
Class R6 Return Before Taxes	8.33%	4.74%	4.56%
Bloomberg US Universal Index (reflects no deduction for fees, expenses or taxes)	7.58%	0.06%	2.43%
ICE® BofA® 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	4.18%	3.17%	2.18%

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase. The Fund commenced operations on September 30, 2014 . The Class R6 performance shown above for the period prior to May 1, 2019 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different. Investors cannot invest directly in an Index.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with CRM, and neither approves, endorses, reviews or recommends the Fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to Bloomberg US Universal Index, and neither shall be liable in any way to CRM, investors in the Fund or other third parties in respect of the use or accuracy of Bloomberg US Universal Index  or any data included therein.
ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability.  CRM  has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse CRM’s products.  BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries.
After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Availability Website Address [Text]	www.calvert.com
Calvert Flexible Bond Fund - Classes A,C,I & R6 | Calvert Flexible Bond Fund | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	6.50%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(9.24%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Calvert Responsible Municipal Income Fund - Classes A, C and I | Calvert Responsible Municipal Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
CRM became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.calvert.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	December 31, 2023	7.18%
Low Quarter	March 31, 2022	-6.09%

Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Does Reflect Sales Loads	These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance [Table]

	One Year	Five Years	Ten Years
Class A Return Before Taxes	0.84%	-0.12%	1.57%
Class A Return After Taxes on Distributions	0.75%	-0.41%	1.41%
Class A Return After Taxes on Distributions and Sale of Class A Shares	1.66%	0.14%	1.56%
Class C Return Before Taxes	2.43%	-0.20%	1.14%
Class I Return Before Taxes	4.47%	0.79%	2.19%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.25%	0.80%	2.34%

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	The Class C and Class I performance shown above for the period prior to July 15, 2015 (commencement of operations for each such class) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the classes. If adjusted for such differences, returns would be different.
Performance Table One Class of after Tax Shown [Text]	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase. The Class C and Class I performance shown above for the period prior to July 15, 2015 (commencement of operations for each such class) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the classes. If adjusted for such differences, returns would be different. Investors cannot invest directly in an Index.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with CRM, and neither approves, endorses, reviews or recommends the Fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to Bloomberg Municipal Bond Index, and neither shall be liable in any way to CRM, investors in the Fund or other third parties in respect of the use or accuracy of Bloomberg Municipal Bond Index  or any data included therein.
After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Availability Website Address [Text]	www.calvert.com
Calvert Responsible Municipal Income Fund - Classes A, C and I | Calvert Responsible Municipal Income Fund | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	7.18%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(6.09%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Eaton Vance Calvert Small/Mid-Cap Fund - Classes A, C and I | Calvert Small/Mid-Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the Russell 2500™ Index to the Russell 3000® Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe. The Fund performance shown below for periods prior to September 15, 2023 is the performance of the Eaton Vance Special Equities Fund (the “Predecessor Fund”) as a result of a reorganization of the Predecessor Fund into the Fund on September 15, 2023 (the “Reorganization”). As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. The Predecessor Fund was managed using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. The Predecessor Fund did not follow the Calvert Principles and, accordingly, the performance of the Predecessor Fund may not be indicative of how the Fund may have performed. Prior to the Reorganization, the Fund had not yet commenced operations.
The returns in the bar chart reflect the historical performance of the Predecessor Fund’s Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting  www.calvert.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare with those of one or more indexes intended to measure broad market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart reflect the historical performance of the Predecessor Fund’s Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	December 31, 2020	22.04%
Low Quarter	March 31, 2020	-24.86%

Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Does Reflect Sales Loads	These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance [Table]

	One Year	Five Years	Ten Years
Class A Return Before Taxes	-10.55%	1.97%	7.27%
Class A Return After Taxes on Distributions	-11.41%	0.64%	5.87%
Class A Return After Taxes on Distributions and Sale of Class A Shares	-5.59%	1.54%	5.73%
Class C Return Before Taxes	-7.20%	2.30%	7.03%
Class I Return Before Taxes	-5.32%	3.34%	8.11%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	17.15%	13.14%	14.27%
Russell 2500™ Index (reflects no deduction for fees, expenses or taxes)	11.91%	7.26%	10.40%

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Table Closing [Text Block]
These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Investors cannot invest directly in an Index.
After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Availability Website Address [Text]	www.calvert.com
Eaton Vance Calvert Small/Mid-Cap Fund - Classes A, C and I | Calvert Small/Mid-Cap Fund | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	22.04%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(24.86%)
Lowest Quarterly Return, Date	Mar. 31, 2020